Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2020	Oct. 27, 2017	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 18, 2020	Apr. 03, 2020	Mar. 31, 2020	Feb. 29, 2020
Related Party Transaction [Line Items]
Debt discount amortization							$ 1,902	$ 1,229
Unamortized discount					$ 5,358		5,358		$ 6,034	$ 7,705
Interest expense					2,476	$ 2,321	7,285	6,872	9,199	9,091
Change in fair value of derivative liability							(126)
Loss on extinguishment of debt							3,401
2017 Term Loan
Related Party Transaction [Line Items]
Term loan					75,000		75,000		$ 75,000	$ 75,000
Unsecured Convertible Promissory Note
Related Party Transaction [Line Items]
Debt instrument, maturity date	May 08, 2022
Loan amount	$ 15,000
Debt discount amortization			$ 200
Debt instrument, annual interest rate	8.00%
Conversion price percentage on IPO price	80.00%
Percentage of premium on aggregate principal amount	50.00%
Derivative liability, fair value	$ 3,600				$ 3,800		$ 3,800
Fair value of common shares issued			3,400
Unsecured Convertible Promissory Note | Interest and Other Income (Expense), Net
Related Party Transaction [Line Items]
Change in fair value of derivative liability				$ 200
Loss on extinguishment of debt			$ 3,600
IPO | Unsecured Convertible Promissory Note
Related Party Transaction [Line Items]
Number of shares on debt conversion			1,250,000
Series B Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares issued					0		0		101,867,405	14,164,306		4,444,444		5,066,666
Shares issued, price per share														$ 2.25
Series B Preferred Stock | Unsecured Convertible Promissory Note
Related Party Transaction [Line Items]
Convertible conversion price	$ 13.90
Percentage of price per share	80.00%
Series B Preferred Stock Purchase Warrant | Common Stock | IPO
Related Party Transaction [Line Items]
Warrants exercisable											400,160
Credit and Security Agreement and Series B Convertible Preferred Stock Purchase Agreement With Private Equity Firm
Related Party Transaction [Line Items]
Loan amount		$ 75,000
Debt discount amortization		$ 9,300
Credit and Security Agreement and Series B Convertible Preferred Stock Purchase Agreement With Private Equity Firm | 2017 Term Loan
Related Party Transaction [Line Items]
Debt instrument, interest rate per annum		9.50%
Debt instrument, maturity date							Oct. 27, 2022		Oct. 27, 2022
Debt instrument, covenant description							The 2017 Term Loan contains customary covenants, including a requirement to maintain a minimum unrestricted cash balance at all times of at least $5.0 million. The Company is in compliance with the 2017 Term Loan covenants. The 2017 Term Loan is secured by all tangible and intangible property and assets of the Company, with the exception of its intellectual property.		The 2017 Term Loan contains customary covenants, including a requirement to maintain a minimum unrestricted cash balance at all times of at least $5.0 million. The Company is in compliance with the 2017 Term Loan covenants. The 2017 Term Loan is secured by all tangible and intangible property and assets of the Company, with the exception of its intellectual property.
Proceeds from term loan		$ 65,700
Debt discount amortization					$ 600	400	$ 1,700	1,200	$ 1,700	$ 1,500
Term loan					75,000		75,000		75,000	75,000
Unamortized discount					5,400		5,400		6,000	7,700
Interest expense					2,400	$ 2,200	7,100	$ 6,600	8,900	$ 8,700
Credit and Security Agreement and Series B Convertible Preferred Stock Purchase Agreement With Private Equity Firm | 2017 Term Loan | Minimum
Related Party Transaction [Line Items]
Unrestricted cash					$ 5,000		$ 5,000		$ 5,000
Credit and Security Agreement and Series B Convertible Preferred Stock Purchase Agreement With Private Equity Firm | Series B Preferred Stock | 2017 Term Loan
Related Party Transaction [Line Items]
Proceeds from term loan, preferred stock and preferred stock purchase warrant		$ 124,200
Subscription Agreement with Lender | Series B Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares issued													967,130
Shares issued, price per share													$ 2.25